CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 5,690	$ 5,690
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Issued	0	0	0
Preferred Stock, Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Authorized	6,000,000,000	6,000,000,000	6,000,000,000
Common Stock, Issued	3,759,717,098	3,437,599,095	2,367,634,022
Common Stock, Outstanding	3,759,717,098	3,437,599,095	2,367,634,022